Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Alger ETF Trust
Entity Central Index Key	0001807486
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
C000222788 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Mid Cap 40 ETF
Class Name	Alger Mid Cap 40 ETF
Trading Symbol	FRTY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Alger Mid Cap 40 ETF (“Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the annual report by contacting us at (800) 223-3810.
Additional Information Phone Number	(800) 223-3810
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Mid Cap 40 ETF	$64	0.60%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Mid Cap 40 ETF generated a 12.87% return for the fiscal twelve-month period ended December 31, 2025, compared to the 8.66% return of Russell Midcap Growth Index. During the reporting period, the largest sector weightings were Information Technology and Industrials. The largest sector overweight was Information Technology and the largest sector underweight was Consumer Discretionary.
Contributors to Performance
The Utilities and Communication Services sectors were the largest contributors to relative performance. Regarding individual positions, Palantir Technologies Inc., AppLovin Corp., Robinhood Markets, Inc., Talen Energy Corp., and Comfort Systems USA, Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Consumer Discretionary and Health Care sectors were the largest detractors from relative performance. Regarding individual positions, Astera Labs, Inc., Shake Shack, Inc., Nebius Group N.V., Sea Ltd., and Repligen Corp. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Business & Technology Investment Surge	Positive	Robust investment in IT equipment and software—driven by AI adoption and digital transformation—was a critical tailwind for U.S. economic activity. Excluding IT-related investment, annualized GDP growth in the first half of 2025 was just 0.1%. With this investment included, GDP growth reached 1.5%, helping the economy avoid a potential recession and supporting equity valuations.
U.S. Federal Reserve Bank Interest Rate Cuts	Positive	The Federal Reserve lowered interest rates by 75 basis points in 2025, easing financial conditions and supporting rate-sensitive equities such as small caps through lower borrowing costs and improved valuation support.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports. While subsequent adjustments were made, tariff uncertainty persisted throughout 2025.
Rising Economic Uncertainty	Negative	Economic uncertainty increasingly reflected consumer sentiment rather than broad spending trends. Confidence declined amid fears of tariff-driven inflation and signs of a softening labor market, which tempered expectations for future growth despite resilient headline consumption.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed annual periods for the life of the Fund since its inception. The graph assumes a $10,000 initial investment at net asset value at the inception date of the Fund in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of December 31, 2025)	1 Year	Since Inception (2/26/21)
Alger Mid Cap 40 ETF	12.87%	2.25%
Russell Midcap Growth Index	8.66%	6.57%
S&P 500 Index	17.88%	14.52%

Performance Inception Date	Feb. 26, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 132,117,184
Holdings Count | Holding	40	[1]
Advisory Fees Paid, Amount	$ 503,907
Investment Company Portfolio Turnover	389.65%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended December 31, 2025.
Fund net assets	$132,117,184
Total number of portfolio holdings[1]	40
Portfolio turnover rate	389.65%
Total advisory fees paid	$503,907
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Equities
Communication Services	11.3%
Consumer Discretionary	7.1%
Financials	3.8%
Health Care	19.8%
Industrials	17.2%
Information Technology	27.2%
Utilities	5.9%
Short-Term Investments and Other Net Assets	7.7%
100.0%
†	Based on net assets

C000222789 [Member]
Shareholder Report [Line Items]
Fund Name	Alger 35 ETF
Class Name	Alger 35 ETF
Trading Symbol	ATFV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Alger 35 ETF (“Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the annual report by contacting us at (800) 223-3810.
Additional Information Phone Number	(800) 223-3810
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger 35 ETF	$66	0.56%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger 35 ETF generated a 37.46% return for the fiscal twelve-month period ended December 31, 2025, compared to the 18.15% and 17.88% return of the Russell 3000 Growth Index and the S&P 500 Index, respectively. During the reporting period, the largest sector weightings were Information Technology and Communication Services. The largest sector overweight was Communication Services and the largest sector underweight was Financials.
Contributors to Performance
The Information Technology and Communication Services sectors were the largest contributors to relative performance. Regarding individual positions, AppLovin Corp., Nebius Group N.V., Talen Energy Corp., NVIDIA Corp., and Netflix, Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Financials and Industrials sectors were the largest detractors from relative performance. Regarding individual positions, Marvell Technology, Inc., Apple Inc., Meta Platforms Inc., Enovix Corp., and lululemon athletica inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Business & Technology Investment Surge	Positive	Robust investment in IT equipment and software—driven by AI adoption and digital transformation—was a critical tailwind for U.S. economic activity. Excluding IT-related investment, annualized GDP growth in the first half of 2025 was just 0.1%. With this investment included, GDP growth reached 1.5%, helping the economy avoid a potential recession and supporting equity valuations.
U.S. Federal Reserve Bank Interest Rate Cuts	Positive	The Federal Reserve lowered interest rates by 75 basis points in 2025, easing financial conditions and supporting rate-sensitive equities such as small caps through lower borrowing costs and improved valuation support.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports. While subsequent adjustments were made, tariff uncertainty persisted throughout 2025.
Rising Economic Uncertainty	Negative	Economic uncertainty increasingly reflected consumer sentiment rather than broad spending trends. Confidence declined amid fears of tariff-driven inflation and signs of a softening labor market, which tempered expectations for future growth despite resilient headline consumption.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed annual periods for the life of the Fund since its inception. The graph assumes a $10,000 initial investment at net asset value at the inception date of the Fund in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of December 31, 2025)	1 Year	Since Inception (5/3/21)
Alger 35 ETF	37.46%	12.72%
S&P 500 Index	17.88%	12.74%
Russell 3000 Growth Index	18.15%	13.96%

Performance Inception Date	May 03, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 114,418,529
Holdings Count | Holding	34	[2]
Advisory Fees Paid, Amount	$ 236,204
Investment Company Portfolio Turnover	189.42%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended December 31, 2025.
Fund net assets	$114,418,529
Total number of portfolio holdings[1]	34
Portfolio turnover rate	189.42%
Total advisory fees paid	$236,204
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Equities
Communication Services	19.0%
Consumer Discretionary	13.1%
Financials	2.0%
Health Care	17.3%
Industrials	5.9%
Information Technology	38.4%
Utilities	4.0%
Short-Term Investments and Other Net Assets	0.3%
100.0%
†	Based on net assets

C000248577 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Concentrated Equity ETF
Class Name	Alger Concentrated Equity ETF
Trading Symbol	CNEQ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Alger Concentrated Equity ETF (“Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the annual report by contacting us at (800) 223-3810.
Additional Information Phone Number	(800) 223-3810
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Concentrated Equity ETF	$65	0.56%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Concentrated Equity ETF generated a 33.41% return for the fiscal twelve-month period ended December 31, 2025, compared to the 18.56% return of the Russell 1000 Growth Index. During the reporting period, the largest sector weightings were Information Technology and Consumer Discretionary. The largest sector overweight was Utilities and the largest sector underweight was Financials.
Contributors to Performance
The Information Technology and Utilities sectors were the largest contributors to relative performance. Regarding individual positions, NVIDIA Corp., Nebius Group N.V., AppLovin Corp., Robinhood Markets, Inc., and Talen Energy Corp. were the top five contributors to absolute performance.
Detractors from Performance
The Health Care and Energy sectors were the largest detractors from relative performance. Regarding individual positions, Apple Inc., Spotify Technology SA, Cameco Corp., Twilio, Inc., and ASML Holding N.V. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Business & Technology Investment Surge	Positive	Robust investment in IT equipment and software—driven by AI adoption and digital transformation—was a critical tailwind for U.S. economic activity. Excluding IT-related investment, annualized GDP growth in the first half of 2025 was just 0.1%. With this investment included, GDP growth reached 1.5%, helping the economy avoid a potential recession and supporting equity valuations.
U.S. Federal Reserve Bank Interest Rate Cuts	Positive	The Federal Reserve lowered interest rates by 75 basis points in 2025, easing financial conditions and supporting rate-sensitive equities such as small caps through lower borrowing costs and improved valuation support.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports. While subsequent adjustments were made, tariff uncertainty persisted throughout 2025.
Rising Economic Uncertainty	Negative	Economic uncertainty increasingly reflected consumer sentiment rather than broad spending trends. Confidence declined amid fears of tariff-driven inflation and signs of a softening labor market, which tempered expectations for future growth despite resilient headline consumption.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed annual periods for the life of the Fund since its inception. The graph assumes a $10,000 initial investment at net asset value at the inception date of the Fund in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of December 31, 2025)	1 Year	Since Inception (4/4/24)
Alger Concentrated Equity ETF	33.41%	37.89%
Russell 1000 Growth Index	18.56%	23.73%
S&P 500 Index	17.88%	19.32%

Performance Inception Date	Apr. 04, 2024
No Deduction of Taxes [Text Block]	The graph and table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 222,745,925
Holdings Count | Holding	29	[3]
Advisory Fees Paid, Amount	$ 391,731
Investment Company Portfolio Turnover	59.71%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended December 31, 2025.
Fund net assets	$222,745,925
Total number of portfolio holdings[1]	29
Portfolio turnover rate	59.71%
Total advisory fees paid	$391,731
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Equities
Communication Services	13.2%
Consumer Discretionary	13.8%
Financials	1.5%
Health Care	4.4%
Industrials	10.1%
Information Technology	52.5%
Utilities	4.0%
Short-Term Investments and Other Net Assets	0.5%
100.0%
†	Based on net assets

C000248578 [Member]
Shareholder Report [Line Items]
Fund Name	Alger AI Enablers & Adopters ETF
Class Name	Alger AI Enablers & Adopters ETF
Trading Symbol	ALAI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Alger AI Enablers & Adopters ETF (“Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the annual report by contacting us at (800) 223-3810.
Additional Information Phone Number	(800) 223-3810
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger AI Enablers & Adopters ETF	$70	0.58%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger AI Enablers & Adopters ETF generated a 40.26% return for the fiscal twelve-month period ended December 31, 2025, compared to the 17.88% return of the S&P 500 Index. During the reporting period, the largest sector weightings were Information Technology and Consumer Discretionary. The largest sector overweight was Information Technology and the largest sector underweight was Financials.
Contributors to Performance
The Information Technology and Utilities sectors were the largest contributors to relative performance. Regarding individual positions, NVIDIA Corp., Robinhood Markets, Inc., AppLovin Corp., Nebius Group N.V., and Talen Energy Corp. were the top five contributors to absolute performance.
Detractors from Performance
The Consumer Discretionary and Industrials sectors were the largest detractors from relative performance. Regarding individual positions, Tesla, Inc., Apple Inc., Core Scientific Inc., DoorDash, Inc., and Coherent Corp. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Business & Technology Investment Surge	Positive	Robust investment in IT equipment and software—driven by AI adoption and digital transformation—was a critical tailwind for U.S. economic activity. Excluding IT-related investment, annualized GDP growth in the first half of 2025 was just 0.1%. With this investment included, GDP growth reached 1.5%, helping the economy avoid a potential recession and supporting equity valuations.
U.S. Federal Reserve Bank Interest Rate Cuts	Positive	The Federal Reserve lowered interest rates by 75 basis points in 2025, easing financial conditions and supporting rate-sensitive equities such as small caps through lower borrowing costs and improved valuation support.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports. While subsequent adjustments were made, tariff uncertainty persisted throughout 2025.
Rising Economic Uncertainty	Negative	Economic uncertainty increasingly reflected consumer sentiment rather than broad spending trends. Confidence declined amid fears of tariff-driven inflation and signs of a softening labor market, which tempered expectations for future growth despite resilient headline consumption.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed annual periods for the life of the Fund since its inception. The graph assumes a $10,000 initial investment at net asset value at the inception date of the Fund in an appropriate, broad-based securities market index for the same period.
INITIAL INVESTMENT OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of December 31, 2025)	1 Year	Since Inception (4/4/24)
Alger AI Enablers & Adopters ETF	40.26%	43.44%
S&P 500 Index	17.88%	19.32%

Performance Inception Date	Apr. 04, 2024
No Deduction of Taxes [Text Block]	The graph and table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 291,912,563
Holdings Count | Holding	47	[4]
Advisory Fees Paid, Amount	$ 550,893
Investment Company Portfolio Turnover	194.32%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended December 31, 2025.
Fund net assets	$291,912,563
Total number of portfolio holdings[1]	47
Portfolio turnover rate	194.32%
Total advisory fees paid	$550,893
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Equities
Communication Services	15.1%
Consumer Discretionary	15.3%
Financials	4.3%
Health Care	1.5%
Industrials	2.7%
Information Technology	55.1%
Utilities	6.5%
Short-Term Investments and Other Net Assets	(0.5)%
100.0%
†	Based on net assets

C000255343 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Russell Innovation ETF
Class Name	Alger Russell Innovation ETF
Trading Symbol	INVN
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Alger Russell Innovation ETF (“Fund”) for the period of January 6, 2025 (commencement of operations) to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the annual report by contacting us at (800) 223-3810.
Additional Information Phone Number	(800) 223-3810
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Russell Innovation ETF	$56(a)	0.55%(b)
(a)	The Fund commenced investment operations on January 6, 2025. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
(b)	Annualized.

Expenses Paid, Amount	$ 56	[5]
Expense Ratio, Percent	0.55%	[6]
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Russell Innovation ETF generated a 7.43% return from its January 6, 2025 inception date to December 31, 2025, compared to the 15.39% return of the Russell 1000 Total Return Index. During the reporting period, the largest sector weightings were Information Technology and Health Care. The largest sector overweight was Health Care and the largest sector underweight was Financials.
Contributors to Performance
The Health Care and Consumer Discretionary sectors were the largest contributors to relative performance. Regarding individual positions, Unity Software, Inc., Expedia Group, Inc., United Therapeutics Corp., Pure Storage, Inc., and Lyft, Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Information Technology and Communication Services sectors were the largest detractors from relative performance. Regarding individual positions, Organon & Co., DoubleVerify Holdings, Inc., DocuSign, Inc., BILL Holdings, Inc., and Hewlett Packard Enterprise Co. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Business & Technology Investment Surge	Positive	Robust investment in IT equipment and software—driven by AI adoption and digital transformation—was a critical tailwind for U.S. economic activity. Excluding IT-related investment, annualized GDP growth in the first half of 2025 was just 0.1%. With this investment included, GDP growth reached 1.5%, helping the economy avoid a potential recession and supporting equity valuations.
U.S. Federal Reserve Bank Interest Rate Cuts	Positive	The Federal Reserve lowered interest rates by 75 basis points in 2025, easing financial conditions and supporting rate-sensitive equities such as small caps through lower borrowing costs and improved valuation support.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports. While subsequent adjustments were made, tariff uncertainty persisted throughout 2025.
Rising Economic Uncertainty	Negative	Economic uncertainty increasingly reflected consumer sentiment rather than broad spending trends. Confidence declined amid fears of tariff-driven inflation and signs of a softening labor market, which tempered expectations for future growth despite resilient headline consumption.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed annual periods for the life of the Fund since its inception. The graph assumes a $10,000 initial investment at net asset value at the inception date of the Fund in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of December 31, 2025)	Since Inception 1/6/25
Alger Russell Innovation ETF	7.43%
Alger Russell Innovation Index	8.04%
Russell 1000 Total Return Index	15.39%

Performance Inception Date	Jan. 06, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 15,151,843
Holdings Count | Holding	50	[7]
Advisory Fees Paid, Amount	$ 55,705
Investment Company Portfolio Turnover	67.54%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended December 31, 2025.
Fund net assets	$15,151,843
Total number of portfolio holdings[1]	50
Portfolio turnover rate	67.54%
Total advisory fees paid	$55,705
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Equities
Communication Services	7.9%
Consumer Discretionary	8.1%
Consumer Staples	2.1%
Financials	1.9%
Health Care	26.2%
Industrials	1.7%
Information Technology	52.3%
Short-Term Investments and Other Net Assets	(0.2)%
100.0%
†	Based on net assets

[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
[2]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
[3]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
[4]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
[5]	The Fund commenced investment operations on January 6, 2025. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
[6]	Annualized.
[7]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.